EX-99.G.1.b.ii
MFS CALIFORNIA MUNICIPAL FUND
FIRST AMENDMENT TO STATEMENT ESTABLISHING AND
FIXING THE RIGHTS AND PREFERENCES OF VARIABLE
RATE MUNICIPAL TERM PREFERRED SHARES
WHEREAS, 	MFS California Municipal Fund (the
"Trust") established a Series of Variable Rate Municipal
Term Preferred Shares designated as the "Variable Rate
Municipal Term Preferred Shares, Series 2019/3" (the
"Series 2019/3 VMTP Shares") pursuant to the
Statement Establishing and Fixing the Rights and
Preferences of Variable Rate Municipal Term Preferred
Shares, initially dated as of September 17, 2012 and
amended and restated as of March 24, 2016 (the
"VMTP Statement"), together with that certain
Appendix B thereto dated March 24, 2016 (the
"Appendix");
WHEREAS, the Series 2019/3 VMTP Shares have a Term
Redemption Date of April 1, 2019; and
WHEREAS, the Board of Trustees of the Trust has
approved, and the sole Designated Owner of the Series
2019/3 VMTP Shares has consented to, the amendment
of the Appendix to extend the term of the Series 2019/3
VMTP Shares and the amendment of the VMTP
Statement, each as provided herein.
Capitalized terms used but not defined herein have the
respective meanings therefor set forth in the VMTP
Statement.
Section 1.	Amendments.
Section 2.11(b) of the VMTP Statement is hereby
amended by deleting such section in its entirety and
replacing it with the following new Section 2.11(b):
		(b)	The Market Value of the
Deposit Securities held in the Term 	Redemption
Liquidity Account for a Series of VMTP Shares, from and
after the 	day (or, if such day is not a Business
Day, the next succeeding Business Day) that 	is the
number of calendar days preceding the Term
Redemption Date for such 	Series, in each case as
specified in the table set forth below, shall not be less
than 	the percentage of the Term Redemption
Amount for such Series set forth below 	opposite such
number of days (the "Liquidity Requirement"), but in all
cases 	subject to the provisions of Section 2.11(c)
below:

Number of Calendar Days Preceding the Term
Redemption Date	Market Value of Deposit
Securities as a Percentage of Term Redemption Amount
45	33%
30	66%
15	100%

Section 5 of the Appendix is hereby amended by
deleting such section in its entirety and replacing it with
the following new Section 5:
	"Section 5.	Term Redemption Date
Applicable to Series.
	The Term Redemption Date is October 31, 2021,
subject to extension pursuant to Section 2.5(a) of the
VMTP Statement."
Section 7 of the Appendix is hereby amended by
deleting such section in its entirety and replacing it with
the following new Section 7:
	"Section 7.	Liquidity Account Initial Date
Applicable to Series.
	The Liquidity Account Initial Date is August 31,
2021 or, if applicable, the date that is two months prior
to the Term Redemption Date as extended pursuant to
Section 2.5(a) of the VMTP Statement or, if such date is
not a Business Day, the Business Day immediately
preceding such date."
Section 2.	Additional Provisions.
Except as specifically set forth in Section 1 hereof, the Appendix and the VMTP Statement remain unmodified and continue in full force and effect.
This Amendment shall be effective as of October 9, 2018.
	IN WITNESS WHEREOF, MFS California
Municipal Fund has caused this Amendment to be signed on October 9, 2018 in its name and on its behalf by a duly authorized officer. The Declaration of Trust of the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and the said officer of the Trust has executed this Amendment as an officer and not individually, and the obligations and rights set forth in this Amendment are not binding upon any such officer, or the trustees of the Trust or any shareholder of the Trust, individually, but are binding only upon the assets and property of the Trust.

					MFS
CALIFORNIA MUNICIPAL FUND


By: 	/s/James Yost
	Name:  James Yost
Title:  Treasurer